Consolidated Real Estate and Accumulated Depreciation and Depletion	12 Months Ended
Sep. 30, 2012
Real Estate [Abstract]
Consolidated Real Estate and Accumulated Depreciation and Depletion

PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE & ACCUMULATED DEPRECIATION AND DEPLETION
(dollars in thousands)
SEPTEMBER 30, 2012

			Cost	Gross amount		Year		Depreciation
	Encumb-	Initial Cost	capitalized	at which	Accumulated	of	Date	Life
County	rances	to	subsequent	carried at	Depreciation	Construct-	Acquired	Computed
		Company	to	end of	& Depletion	ion		on:
			acquisition	period(a)

Construction Aggregates
Alachua, FL	$—	$1,442	$—	$1,442	$131	n/a	4/86	unit
Clayton, GA	—	369	—	369	5	n/a	4/86	unit
Fayette, GA	—	685	—	685	63	n/a	4/86	unit
Lake, FL	—	402	—	402	146	n/a	4/86	unit
Lake Louisa, FL	—	11,039	—	11,039	—	n/a	5/12	unit
Lee, FL	—	4,690	6	4,696	6	n/a	4/86	unit
Monroe, GA	—	792	—	792	278	n/a	4/86	unit
Muscogee, GA	—	369	(45)	324	281	n/a	4/86	unit
Prince Wil., VA	—	299	—	299	299	n/a	4/86	unit
Putnam, FL	—	15,002	37	15,039	4,220	n/a	4/86	unit
	—	35,089	(2)	35,087	5,429			unit
Other Rental Property
Wash D.C.	—	2,957	15,568	18,525	3,467	n/a	4/86	15 yr
Wash D.C.	—	3,811	—	3,811	—	n/a	10/97
Putnam, FL	—	302	(2)	300	283	n/a	4/86	5 yr
Spalding, GA	—	20	—	20	—	n/a	4/86
Lake, FL	—	1,083	—	1,083	968	n/a	4/86	unit
Marion, FL	—	1,180	4	1,184	599	n/a	4/86	unit
	—	9,353	15,570	24,923	5,317
Commercial Property
Baltimore, MD	2,103	439	4,411	4,850	2,750	1990	10/89	39 yr
Baltimore, MD	4,773	950	6,851	7,801	4,009	1994	12/91	39 yr
Baltimore, MD	1,632	690	2,861	3,551	1,239	2000	7/99	39 yr
Baltimore, MD	—	5,634	12,716	18,350	528	2008	12/02	39 yr
Baltimore City, MD	—	5,750	4,257	10,007	314	2010	12/10	39 yr
Duval, FL	—	2,416	541	2,957	2,710	n/a	4/86	25 yr
Harford, MD	1,399	31	3,830	3,861	1,812	1998	8/95	39 yr
Harford, MD	2,699	50	5,699	5,749	2,083	1999	8/95	39 yr
Harford, MD	4,115	85	7,062	7,147	2,965	2001	8/95	39 yr
Harford, MD	—	92	1,487	1,579	—	n/a	8/95	39 yr
Harford, MD	3,089	88	10,133	10,221	3,249	2007	8/95	39 yr
Harford, MD	2,342	155	12,262	12,417	2,843	2009	8/95	39 yr
Howard, MD	1,989	2,859	4,727	7,586	3,654	1996	9/88	39 yr
Howard, MD	1,475	2,473	981	3,454	1,173	2000	3/00	39 yr
Anne Arun, MD	655	715	8,677	9,392	4,970	1989	9/88	39 yr
Anne Arun, MD	8,166	950	13,120	14,070	3,727	2003	5/98	39 yr
Anne Arun, MD	7,775	1,525	10,800	12,325	2,438	2005	8/04	39 yr
Anne Arun, MD	4,197	737	5,324	6,061	1,136	2006	1/03	39 yr
Anne Arun, MD	—	667	10,259	10,926	1,164	2012	7/07	39 yr
Norfolk, VA	5,834	7,512	—	7,512	1,779	2004	10/04	39 yr
Prince Wil., VA	—	7,324	12,097	19,421	—	n/a	12/05	39 yr
Newcastle Co., DE	10,127	11,559	2,219	13,778	3,043	2004	4/04	39 yr
Carroll, MD	—	4,720	2,264	6,984	—	n/a	3/08	n/a
	62,370	57,421	142,578	199,999	47,586
Investment Property	—	2,231	324	2,555	665	n/a	4/86	n/a

GRAND TOTALS	$62,370	$104,094	$158,470	$262,564	$58,997
(a) The aggregate cost for Federal income tax purposes is $241,650.

PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND
ACCUMULATED DEPRECIATION AND DEPLETION
YEARS ENDED SEPTEMBER 30, 2012, 2011 AND 2010
(In thousands)

	2012	2011	2010

Gross Carrying Cost of Real Estate:

Balance at beginning of period	241,253	225,630	221,585

Additions during period:
Amounts capitalized	21,380	15,899	4,045

Deductions during period:
Cost of real estate sold	(69)	(276)	—
Other (abandonments)	—	—	—

Balance at close of period	262,564	241,253	225,630

Accumulated Depreciation & Depletion:

Balance at beginning of period	54,110	49,499	44,979

Additions during period:
Charged to cost & expense	4,956	4,611	4,520

Deductions during period:
Real estate sold	(69)	—	—

Balance at close of period	58,997	54,110	49,499